11. Share-Based Awards Plan (Details)	12 Months Ended
Dec. 31, 2012
2005 Plan I [Member]
Grant date	January 31, 2007
Expected life	6 years 6 months
Risk-free interest rate	4.82%
Expected volatility	75.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
2005 Plan II [Member]
Grant date	September 17, 2007
Expected life	6 years 6 months
Risk-free interest rate	4.32%
Expected volatility	75.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
2009 Plan [Member]
Grant date	December 11, 2009
Expected life	5 years 3 months
Risk-free interest rate	2.94%
Expected volatility	100.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
2011 Plan [Member]
Grant date	May 23, 2012
Expected life	5 years 3 months
Risk-free interest rate	0.71%
Expected volatility	82.25%
Expected dividend yield	0.00%
Forfeiture rate	3.00%